GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 28, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
E.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The changes in the net carrying amount of goodwill by reporting segment for the years ended December 28, 2013 and December 29, 2012, are as follows (in thousands):

	Eastern and Western	Site-Built	All Other	Total
Balance as of December 25, 2011	$123,311	$21,720	$9,671	$154,702
Acquisitions	2,514	-	-	2,514
Other	2,100	-	-	2,100
Balance as of December 29, 2012	127,925	21,720	9,671	159,316
Acquisitions	1,160	-	-	1,160
Other	(330)	-	-	(330)
Balance as of December 28, 2013	$128,755	$21,720	$9,671	$160,146

Indefinite-lived intangible assets totaled $2.3 million as of December 28, 2013 and December 29, 2012.

The following amounts were included in other amortizable intangible assets, net as of December 28, 2013 and December 29, 2012 (in thousands):

	2013		2012
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$1,340	$(514)	$3,730	$(3,366)
Customer relationships	9,480	(6,832)	8,860	(5,465)
Licensing agreements	4,589	(1,606)	4,589	(1,147)
Patents	3,393	(2,609)	3,250	(2,350)
Total	$18,802	$(11,561)	$20,429	$(12,328)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Amortization expense of intangibles totaled $2.5 million, $2.9 million and $5.2 million in 2013, 2012 and 2011, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2014	$2,184
2015	1,959
2016	954
2017	797
2018	535
Thereafter	812
Total	$7,241